Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Realized financial derivatives loss (gain)	$ 19,635	$ (1,447)
Unrealized financial derivatives gain	(2,564)	(654)
Financial derivatives loss (gain)	$ 17,071	$ (2,101)	[1]

[1]	Comparative period has been revised to reflect current period presentation